Income taxes - Summary of the expected expiration period of the operating loss carryforwards for which no deferred tax asset (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	¥ 1,384,658	¥ 1,437,551
Within 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	602,799	599,333
Over 5 years to 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	250,587	277,418
Over 10 years to 15 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	25,786	23,974
Over 15 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	13,245	2,930
No expiration period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	¥ 492,241	¥ 533,896